Fees Summary	Jan. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 85,488,700
Previously Paid Amount	0
Total Fee Amount	11,806
Total Offset Amount	0
Net Fee	$ 11,806